UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-02715

Exact name of registrant as specified in charter:
Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: February 28

Date of reporting period: August 31, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Pennsylvania Fund August 31, 2010 Fixed income mutual fund
This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund.

The figures in the semiannual report for Delaware Tax-Free Pennsylvania Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Tax-Free Pennsylvania Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Pennsylvania Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Pennsylvania Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocation	3
Statement of net assets	4
Statement of operations	14
Statements of changes in net assets	16
Financial highlights	18
Notes to financial statements	24
Other Fund information	33
About the organization	34

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period March 1, 2010 to August 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2010 to August 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/10	8/31/10	Expense Ratio	3/1/10 to 8/31/10*
Actual Fund return
Class A	$1,000.00	$1,054.40	0.91%	$4.71
Class B	1,000.00	1,050.40	1.67%	8.63
Class C	1,000.00	1,050.40	1.67%	8.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.62	0.91%	$4.63
Class B	1,000.00	1,016.79	1.67%	8.49
Class C	1,000.00	1,016.79	1.67%	8.49

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation
Delaware Tax-Free Pennsylvania Fund	As of August 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.03%
Corporate Revenue Bonds	10.47%
Education Revenue Bonds	19.02%
Electric Revenue Bonds	2.51%
Healthcare Revenue Bonds	25.65%
Housing Revenue Bonds	2.95%
Lease Revenue Bonds	8.06%
Local General Obligation Bonds	1.79%
Pre-Refunded/Escrowed to Maturity Bonds	9.50%
Special Tax Revenue Bonds	3.96%
State & Territory General Obligation Bonds	2.37%
Transportation Revenue Bonds	9.46%
Water & Sewer Revenue Bonds	2.29%
Short-Term Investment	1.34%
Total Value of Securities	99.37%
Receivables and Other Assets Net of Liabilities	0.63%
Total Net Assets	100.00%

Statement of net assets
Delaware Tax-Free Pennsylvania Fund	August 31, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.03%
Corporate Revenue Bonds – 10.47%
Allegheny County Industrial Development Authority
Environmental Improvement Revenue Refunding
(U.S. Steel Corp.) 6.75% 11/1/24	$4,000,000	$4,441,000
Beaver County Industrial Development Authority
Pollution Control Revenue Refunding
(Atlantic Richfield Project) 5.95% 7/1/21	4,100,000	4,099,672
•(Firstenergy General Corp.) Series C 7.125% 6/1/28 (AMT)	7,500,000	7,797,300
Bucks County Industrial Development Authority
Environmental Improvement Revenue Refunding
(USX Project) 5.40% 11/1/17	2,250,000	2,355,593
Dauphin County Industrial Development Authority Water
Revenue Refunding (Dauphin Consolidated Water Supply
Project) Series B 6.70% 6/1/17	1,750,000	2,086,858
Delaware County Industrial Development Authority Water
Facilities Revenue (Philadelphia Suburban Water Project)
6.00% 6/1/29 (NATL-RE) (FGIC) (AMT)	3,000,000	3,004,050
Indiana County Industrial Development Authority Pollution
Control Revenue Refunding (PSE&G Power Project)
5.85% 6/1/27 (AMT)	3,000,000	3,060,360
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply) 7.00% 7/15/39	6,500,000	7,451,990
•(Exelon Generation Project) Series A 5.00% 12/1/42	2,000,000	2,115,420
Pennsylvania Economic Development Financing
Authority Sewer Sludge Disposal Revenue
(Philadelphia Biosolids Facility) 6.25% 1/1/32	2,500,000	2,707,325
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue (Proctor & Gamble Paper
Project) 5.375% 3/1/31 (AMT)	11,000,000	12,100,549
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Aqua Pennsylvania) Series A 5.00% 10/1/39	2,500,000	2,641,925
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,161,705
		57,023,747
Education Revenue Bonds – 19.02%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University Project) 5.25% 3/1/32	1,900,000	1,988,730

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Allegheny County Higher Education Building Authority
Revenue (continued)
(Chatham College Project)
Series A 5.85% 3/1/22	$560,000	$567,683
Series A 5.95% 3/1/32	1,000,000	1,014,860
Series B 5.75% 11/15/35	4,000,000	4,060,760
(Robert Morris University) Series A
5.50% 10/15/30	1,275,000	1,310,789
5.75% 10/15/40	2,200,000	2,255,836
Delaware County Authority College Revenue Refunding
(Eastern College Project) Series B
5.50% 10/1/19	3,805,000	3,806,788
5.50% 10/1/24	2,850,000	2,850,000
(Haverford College Project) 5.75% 11/15/29	1,875,000	1,911,600
Erie Higher Education Building Authority College Revenue
Refunding (Mercyhurst College Project) Series B
5.00% 3/15/23	750,000	773,258
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30	2,650,000	2,722,133
Lehigh County General Purpose Authority Revenue
(Desales University Project) 5.125% 12/15/23 (RADIAN)	5,000,000	5,024,800
(Muhlenberg College Project)
5.00% 2/1/29	740,000	784,274
5.25% 2/1/34	1,000,000	1,054,180
5.25% 2/1/39	2,750,000	2,877,380
Lycoming County Authority College Revenue
(Pennsylvania College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	5,006,650
Montgomery County Higher Education & Health Authority
Revenue (Arcadia University) 5.625% 4/1/40	2,375,000	2,468,480
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University) 5.00% 11/15/39	6,000,000	6,402,960
Pennsylvania Economic Development Financing Authority
School Revenue (Germantown Friends School Project)
5.35% 8/15/31	2,820,000	2,852,768
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University Project) Series A
5.20% 5/1/29	1,500,000	1,535,355
5.20% 5/1/32	1,000,000	1,017,750

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue (continued)
(Edinboro University Student Housing)
5.875% 7/1/38	$3,500,000	$3,606,995
6.00% 7/1/42	1,400,000	1,449,336
6.00% 7/1/43	2,500,000	2,605,325
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,657,841
(Thomas Jefferson University Project)
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	1,018,270
Un-Refunded Balance 5.00% 1/1/29	1,610,000	1,647,062
(University of Pennsylvania) Series B
5.00% 9/1/26	1,450,000	1,674,156
5.00% 9/1/27	1,550,000	1,776,471
5.00% 9/1/30	1,000,000	1,121,920
5.00% 9/1/31	250,000	278,025
5.00% 9/1/32	1,000,000	1,103,170
(Ursinus College) 5.125% 1/1/33 (RADIAN)	2,000,000	2,027,740
(Widener University)
5.00% 7/15/39	3,000,000	2,968,170
5.375% 7/15/29	650,000	662,149
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Charter) Series A 5.75% 8/15/32	4,000,000	3,878,720
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,502,700
Series A 5.625% 6/15/42	3,000,000	3,022,170
(Master Charter School Project) 6.00% 8/1/35	1,610,000	1,669,570
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex Project) Series A
5.50% 7/1/35 (ACA)	1,500,000	1,261,290
5.625% 7/1/28 (ACA)	1,000,000	894,720
Swarthmore Borough Authority College Revenue
(Swarthmore College Project) 5.00% 9/15/31	15,000,000	15,535,949
		103,648,783
Electric Revenue Bonds – 2.51%
Philadelphia Gas Works Revenue
^(Capital Appreciation) Series 11-C
6.884% 1/1/12 (AMBAC)	2,500,000	2,365,950

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Philadelphia Gas Works Revenue (continued)
Refunding (8th-1998 General Ordinance) Series A
5.00% 8/1/15	$2,640,000	$2,933,436
5.00% 8/1/16	3,000,000	3,367,230
Puerto Rico Electric Power Authority Revenue Series WW
5.00% 7/1/28	4,800,000	5,037,456
		13,704,072
Health Care Revenue Bonds – 25.65%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburg Medical Center) Series A
5.50% 8/15/34	3,980,000	4,177,806
5.625% 8/15/39	5,000,000	5,263,800
Berks County Municipal Authority Revenue
(Health Care-Pooled Financing Project) 5.00% 3/1/28	11,750,000	11,756,344
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31	10,000,000	10,853,200
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39	8,000,000	9,278,160
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	2,500,000	2,304,400
6.375% 1/1/39	5,000,000	5,254,750
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project)
Series A 6.00% 6/1/36	10,000,000	10,722,800
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	7,000,000	7,223,440
Geisinger Authority Health System Revenue Series A
5.25% 6/1/39	5,000,000	5,294,350
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	3,012,780
(Health Center-Willow Valley Retirement Project)
5.875% 6/1/31	2,100,000	2,132,256
Lycoming County Authority Health Systems Revenue
(Susquehanna Health System Project)
Series A 5.75% 7/1/39	10,000,000	10,363,300

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Higher Education & Health Authority
Revenue (Abington Memorial Hospital) Series A
5.125% 6/1/32	$6,500,000	$6,561,685
5.125% 6/1/33	5,000,000	5,139,800
Montgomery County Industrial Development Authority Revenue
(Acts Retirement Communities) Series A 4.50% 11/15/36	1,500,000	1,272,720
(Acts Retirement-Life Communities)
Series A-1 6.25% 11/15/29	700,000	757,953
(Foulkeways At Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	1,014,390
5.00% 12/1/30	1,500,000	1,499,880
Mount Lebanon Hospital Authority Revenue
(St. Clair Memorial Hospital Project)
Series A 5.625% 7/1/32	4,500,000	4,551,480
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	8,900,000	9,814,653
Pennsylvania Economic Development Financing Authority
Revenue (Dr. Gertrude A. Barber Center Project)
5.90% 12/1/30 (RADIAN)	2,250,000	2,251,823
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Temple University Health System)
Series B 5.50% 7/1/30	5,000,000	4,756,350
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29	3,500,000	3,560,900
St. Mary Hospital Authority Health System Revenue
(Catholic Health East)
Series A 5.00% 11/15/40	4,000,000	4,115,720
Series D 6.25% 11/15/34	5,000,000	5,605,000
Westmoreland County Industrial Development Authority
Revenue (Health System-Excel Health Project)
Series A 5.125% 7/1/30	1,200,000	1,230,204
		139,769,944
Housing Revenue Bonds – 2.95%
Allegheny County Residential Finance Authority
Single Family Mortgage Revenue Refunding
Series II-2 5.90% 11/1/32 (GNMA) (AMT)	315,000	315,592
Series KK-2 5.40% 5/1/26 (GNMA) (AMT)	2,540,000	2,567,559

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project) Series A
5.40% 3/1/22 (AMT)	$1,265,000	$1,271,755
5.50% 3/1/41 (AMT)	5,340,000	5,356,448
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue
Series 66A 5.65% 4/1/29 (AMT)	135,000	139,570
Series 94-A 5.15% 10/1/37 (AMT)	4,310,000	4,371,331
Philadelphia Industrial Development Authority Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35	2,295,000	2,041,196
		16,063,451
Lease Revenue Bonds – 8.06%
Allegheny County Industrial Development Authority Lease
Revenue (Residential Resource Project)
5.10% 9/1/26	1,335,000	1,265,059
5.125% 9/1/31	1,345,000	1,237,118
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	10,731,600
Pennsylvania Industrial Development Authority Revenue
Refunding (Economic Development) 5.50% 7/1/23	5,000,000	5,727,600
Philadelphia Authority for Industrial Development Revenue
(Sub-Air Cargo Project) Series A 7.50% 1/1/25 (AMT)	2,500,000	2,492,900
Philadelphia Municipal Authority Revenue (Lease)
6.50% 4/1/39	4,000,000	4,399,160
Puerto Rico Public Buildings Authority Revenue
Guaranteed (Government Facilities)
•Refunding Series M-2 5.50% 7/1/35 (AMBAC)	2,100,000	2,293,158
Un-Refunding Balance Series I 5.25% 7/1/33	15,500,000	15,745,985
		43,892,580
Local General Obligation Bonds – 1.79%
Bethel Park School District 5.10% 8/1/33	3,000,000	3,173,820
Chester County Series C 5.00% 7/15/29	3,000,000	3,407,910
Greater Johnstown School District Series C
5.125% 8/1/25 (NATL-RE)	995,000	1,020,880
Mount Lebanon School District Series A 5.00% 2/15/34	2,000,000	2,163,880
		9,766,490

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 9.50%
Delaware County Authority Health Facilities Revenue
(Mercy Health Project) 6.00% 12/15/26	$3,500,000	$3,935,715
Pennsylvania Higher Education Assistance Agency Capital
Acquisition 5.875% 12/15/30-10 (NATL-RE)	7,385,000	7,478,716
Pennsylvania Higher Educational Facilities Authority
College & University Revenue (University of the Arts
Project) 5.20% 3/15/25 (RADIAN)	4,490,000	5,110,473
Pennsylvania Higher Educational Facilities Authority
Revenue (University of Pittsburg Health Systems-UPMC)
Series A 6.00% 1/15/31-11	10,000,000	10,314,400
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Presbyterian Medical Center Project)
6.65% 12/1/19	13,000,000	16,269,630
Pittsburgh Urban Development Water & Sewer Authority
Revenue (Crossover Refunding Projects)
7.25% 9/1/14 (FGIC)	4,345,000	4,877,914
Southcentral General Authority Revenue (Wellspan Health
Obligated Project) 5.625% 5/15/26	3,610,000	3,767,396
		51,754,244
Special Tax Revenue Bonds – 3.96%
Allegheny County Redevelopment Authority Tax Increment
Revenue (Waterfront Project) Series B 6.00% 12/15/10	100,000	100,966
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.625% 12/1/29	95,000	101,010
5.75% 12/1/34	3,170,000	3,341,687
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,160,000	8,779,865
Series A 5.75% 8/1/37	4,760,000	5,102,530
Series C 6.00% 8/1/39	2,940,000	3,254,786
• Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	924,510
		21,605,354

	Principal amount	Value
Municipal Bonds (continued)
State & Territory General Obligation Bonds – 2.37%
Pennsylvania First Series 5.00% 3/15/28	$5,000,000	$5,661,750
Puerto Rico Commonwealth Public Improvement Refunding
Series A 5.25% 7/1/15	3,250,000	3,569,833
Series C 6.00% 7/1/39	3,370,000	3,658,101
		12,889,684
Transportation Revenue Bonds – 9.46%
Allegheny County Airport Revenue Refunding
(Pittsburgh International Airport Project)
Series A 5.75% 1/1/14 (NATL-RE) (AMT)	6,910,000	7,431,981
Delaware River Port Authority (Pennsylvania &
New Jersey Port District Project)
Series B 5.70% 1/1/21 (AGM)	8,560,000	8,578,747
Lehigh Northampton Airport Authority Revenue
(Lehigh Valley Airport Project) Series A
6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,527,745
6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,700,945
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Amtrak Project)
Series A 6.375% 11/1/41 (AMT)	5,000,000	5,085,850
Pennsylvania Economic Development Financing Authority
Revenue (30th Street Station Garage Project)
5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,597,245
Pennsylvania Turnpike Commission Revenue
Series R 5.00% 12/1/30 (AMBAC)	2,500,000	2,618,125
Sub-Series Series B 5.25% 6/1/39	3,000,000	3,174,390
Sub-Series Series D 5.125% 12/1/40	3,945,000	4,147,891
Philadelphia Airport Revenue Refunding
Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,373,799
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series AA 5.50% 7/1/18 (NATL-RE)	4,000,000	4,533,520
Un-Refunded Balance Series G
5.00% 7/1/33	1,030,000	1,038,590
5.00% 7/1/42	1,720,000	1,725,745
		51,534,573

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 2.29%
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	$1,150,000	$1,200,117
6.00% 12/1/37	1,000,000	1,024,770
Philadelphia Water & Waste Revenue Refunding
5.25% 12/15/14 (AMBAC)	8,900,000	10,227,969
		12,452,856
Total Municipal Bonds (cost $499,452,461)		534,105,778

Short-Term Investment – 1.34%
•Variable Rate Demand Note – 1.34%
Philadelphia Authority for Industrial Development Revenue
(Newcourtland Elder Services Project)
0.25% 3/1/27 (LOC, PNC Bank N.A.)	7,300,000	7,300,000
Total Short-Term Investment (cost $7,300,000)		7,300,000

Total Value of Securities – 99.37%
(cost $506,752,461)		541,405,778
Receivables and Other Assets
Net of Liabilities – 0.63%		3,452,156
Net Assets Applicable to 67,057,313
Shares Outstanding – 100.00%		$544,857,934
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class A ($519,540,854 / 63,942,267 Shares)		$8.13
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class B ($3,551,978 / 437,282 Shares)		$8.12
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class C ($21,765,102 / 2,677,764 Shares)		$8.13

Components of Net Assets at August 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$509,423,896
Undistributed net investment income		379
Accumulated net realized gain on investments		780,342
Net unrealized appreciation of investments		34,653,317
Total net assets		$544,857,934

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of August 31, 2010. Interest rates reset periodically.
§
Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
GNMA — Government National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Pennsylvania Fund
Net asset value Class A (A)	$8.13
Sales charge (4.50% of offering price) (B)	0.38
Offering price	$8.51

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Statement of operations
Delaware Tax-Free Pennsylvania Fund	Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Interest		$14,251,030

Expenses:
Management fees	$1,463,182
Distribution expenses – Class A	723,048
Distribution expenses – Class B	18,923
Distribution expenses – Class C	90,272
Dividend disbursing and transfer agent fees and expenses	143,039
Accounting and administration expenses	106,079
Reports and statements to shareholders	25,335
Legal fees	23,871
Audit and tax	19,307
Dues and services	15,904
Trustees’ fees	14,611
Insurance fees	10,247
Registration fees	9,290
Pricing fees	5,759
Consulting fees	4,371
Custodian fees	4,038
Trustees’ expenses	1,068	2,678,344
Less fees waived		(42,034)
Less waived distribution expenses – Class A		(117,066)
Less expense paid indirectly		(216)
Total operating expenses		2,519,028
Net Investment Income		11,732,002

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		828,546
Net change in unrealized appreciation/depreciation of investments		15,577,795
Net Realized and Unrealized Gain on Investments		16,406,341

Net Increase in Net Assets Resulting from Operations		$28,138,343

See accompanying Notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Six Months	Year
	Ended	Ended
	8/31/10	2/28/10
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$11,732,002	$22,522,761
Net realized gain on investments	828,546	11,817,250
Net change in unrealized
appreciation/depreciation of investments	15,577,795	27,552,891
Net increase in net assets resulting from operations	28,138,343	61,892,902

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(11,332,876)	(21,853,729)
Class B	(69,253)	(183,893)
Class C	(329,494)	(488,131)

Net realized gain on investments:
Class A	(2,346,683)	(6,236,039)
Class B	(16,388)	(57,664)
Class C	(85,266)	(171,893)
	(14,179,960)	(28,991,349)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,783,417	27,667,034
Class B	54,104	83,492
Class C	5,793,455	4,444,665

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	8,581,483	17,887,445
Class B	58,010	148,049
Class C	336,151	537,352
	32,606,620	50,768,037

	Six Months	Year
	Ended	Ended
	8/31/10	2/28/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(23,721,123)	$(42,476,369)
Class B	(915,619)	(1,864,698)
Class C	(730,484)	(1,580,162)
	(25,367,226)	(45,921,229)
Increase in net assets derived from
capital share transactions	7,239,394	4,846,808
Net Increase in Net Assets	21,197,777	37,748,361

Net Assets:
Beginning of period	523,660,157	485,911,796
End of period (including undistributed net investment
income of $379 and $—, respectively)	$544,857,934	$523,660,157

See accompanying Notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
8/31/101	2/28/10	2/28/09	2/29/08	2/28/07	2/28/06
(Unaudited)
$7.920	$7.410	$7.610	$8.140	$8.110	$8.140

0.178	0.346	0.329	0.327	0.337	0.347
0.247	0.609	(0.200)	(0.517)	0.033	(0.030)
0.425	0.955	0.129	(0.190)	0.370	0.317

(0.178)	(0.346)	(0.329)	(0.340)	(0.340)	(0.347)
(0.037)	(0.099)	—	—	—	—
(0.215)	(0.445)	(0.329)	(0.340)	(0.340)	(0.347)

$8.130	$7.920	$7.410	$7.610	$8.140	$8.110

5.44%	13.15%	1.70%	(2.44% )	4.68%	3.97%

$519,541	$503,534	$468,737	$498,583	$553,230	$570,329

0.91%	0.93%	0.90%	0.90%	0.91%	0.82%
0.00%	0.00%	0.00%	0.11%	0.11%	0.09%
0.91%	0.93%	0.90%	1.01%	1.02%	0.91%

0.97%	0.98%	0.96%	0.96%	0.97%	0.86%
0.00%	0.00%	0.00%	0.11%	0.11%	0.09%
0.97%	0.98%	0.96%	1.07%	1.08%	0.95%
4.42%	4.46%	4.34%	4.21%	4.18%	4.27%

4.36%	4.41%	4.28%	4.15%	4.12%	4.23%
9%	43%	24%	7%	10%	13%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
8/31/101	2/28/10	2/28/09	2/29/08	2/28/07	2/28/06
(Unaudited)
$7.910	$7.410	$7.610	$8.130	$8.110	$8.140

0.147	0.287	0.271	0.276	0.275	0.285
0.247	0.598	(0.200)	(0.517)	0.023	(0.030)
0.394	0.885	0.071	(0.241)	0.298	0.255

(0.147)	(0.286)	(0.271)	(0.279)	(0.278)	(0.285)
(0.037)	(0.099)	—	—	—	—
(0.184)	(0.385)	(0.271)	(0.279)	(0.278)	(0.285)

$8.120	$7.910	$7.410	$7.610	$8.130	$8.110

5.04%	12.15%	0.92%	(3.07% )	3.76%	3.17%

$3,552	$4,259	$5,543	$7,540	$11,660	$17,762

1.67%	1.69%	1.67%	1.67%	1.68%	1.59%
0.00%	0.00%	0.00%	0.11%	0.11%	0.09%
1.67%	1.69%	1.67%	1.78%	1.79%	1.68%

1.69%	1.70%	1.69%	1.69%	1.70%	1.59%
0.00%	0.00%	0.00%	0.11%	0.11%	0.09%
1.69%	1.70%	1.69%	1.80%	1.81%	1.68%
3.66%	3.70%	3.57%	3.44%	3.41%	3.50%

3.64%	3.69%	3.55%	3.42%	3.39%	3.50%
9%	43%	24%	7%	10%	13%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses2
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly2
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
8/31/101	2/28/10	2/28/09	2/29/08	2/28/07	2/28/06
(Unaudited)
$7.920	$7.420	$7.610	$8.140	$8.110	$8.140

0.147	0.287	0.271	0.276	0.275	0.284
0.247	0.598	(0.190)	(0.527)	0.033	(0.030)
0.394	0.885	0.081	(0.251)	0.308	0.254

(0.147)	(0.286)	(0.271)	(0.279)	(0.278)	(0.284)
(0.037)	(0.099)	—	—	—	—
(0.184)	(0.385)	(0.271)	(0.279)	(0.278)	(0.284)

$8.130	$7.920	$7.420	$7.610	$8.140	$8.110

5.04%	12.14%	1.06%	(3.19% )	3.88%	3.17%

$21,765	$15,867	$11,632	$9,761	$8,410	$7,950

1.67%	1.69%	1.67%	1.67%	1.68%	1.59%
0.00%	0.00%	0.00%	0.11%	0.11%	0.09%
1.67%	1.69%	1.67%	1.78%	1.79%	1.68%

1.69%	1.70%	1.69%	1.69%	1.70%	1.59%
0.00%	0.00%	0.00%	0.11%	0.11%	0.09%
1.69%	1.70%	1.69%	1.80%	1.81%	1.68%
3.66%	3.70%	3.57%	3.44%	3.41%	3.50%

3.64%	3.69%	3.55%	3.42%	3.39%	3.50%
9%	43%	24%	7%	10%	13%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund	August 31, 2010 (Unaudited)

Delaware Group® State Tax-Free Income Trust (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Pennsylvania Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. These securities will generally be categorized as Level 2 investments. Open-end investment companies are valued at their published net asset value. These securities will generally be categorized as Level 1 investments. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. These securities will generally be categorized as Level 3 investments.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (February 28, 2007 – February 28, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

The Fund sold out of its inverse floater position on March 14, 2008.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended August 31, 2010.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. For the six months ended August 31, 2010 the Fund earned $ 216 under this agreement. The expense

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

1. Significant Accounting Policies (continued)

paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses in the statement of operations with the corresponding expense offset shown as “expense paid directly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective June 28, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses and certain other expenses), do not exceed 0.64% of average daily net assets of the Fund through June 28, 2011. For purposes of this waiver and reimbursement, nonroutine expenses also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund. Prior to June 28, 2010, there was no advisory fee waiver in place.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended August 31, 2010, the Fund was charged $13,372 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 expenses to be paid by Class A shareholders of the Fund will be sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit distribution and service fees through June 28, 2011, in order to prevent distribution and service fees of the Class A shares from exceeding 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At August 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$231,711
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	12,074
Distribution fees payable to DDLP	123,449
Other expenses payable to DMC and affiliates*	15,812

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended August 31, 2010, the Fund was charged $4,067 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended August 31, 2010, DDLP earned $37,778 for commissions on sales of the Fund’s Class A shares. For the six months ended August 31, 2010, DDLP received gross CDSC commissions of $0, $250 and $2,596 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended August 31, 2010, the Fund made purchases of $49,183,641 and sales of $53,453,440 of investment securities other than short-term investments.

At August 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2010, the cost of investments was $506,752,461. At August 31, 2010, the net unrealized appreciation was $34,653,317 of which $36,096,075 related to unrealized appreciation of investments and $1,442,758 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

3. Investments (continued)

been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2010:

Level 2
Municipal Bonds	$534,105,778
Short-Term	7,300,000
Total	$541,405,778

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s fiscal year ending February 28, 2011 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no transfers of securities between Level 1 investments and Level 2 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended August 31, 2010 and the year ended February 28, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	8/31/10*	2/28/10
Ordinary income	$465,545	$299,508
Tax-exempt income	11,530,763	22,226,245
Long-term capital gain	2,183,652	6,465,596
Total	$14,179,960	$28,991,349

*Tax information for the period ended August 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of August 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$509,423,896
Undistributed ordinary income	454,659
Undistributed long-term capital gain	325,683
Distribution payable	(568,173)
Undistributed tax-exempt income	568,552
Unrealized appreciation of investments	34,653,317
Net assets	$544,857,934

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	8/31/10	2/28/10
Shares sold:
Class A	2,228,380	3,537,045
Class B	6,789	10,730
Class C	723,666	567,882

Shares issued upon reinvestment of dividends and distributions:
Class A	1,075,226	2,346,027
Class B	7,273	19,087
Class C	42,105	71,531
	4,083,439	6,552,302

Shares repurchased:
Class A	(2,970,455)	(5,494,667)
Class B	(114,971)	(239,394)
Class C	(91,743)	(203,898)
	(3,177,169)	(5,937,959)
Net increase	906,270	614,343

For the six months ended August 31, 2010 and the year ended February 28, 2010, 74,902 Class B shares were converted to 74,902 Class A shares valued at $596,069 and 152,820 Class B shares were converted to 152,820 Class A shares valued at $1,191,984, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters

The Fund may participate in inverse floater programs where the Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. At August 31, 2010, the Fund held no inverse floaters.

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of August 31, 2010, or at any time during the period then ended.

9. Credit and Market Risk

The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At August 31, 2010, 12.12% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the statement of net assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

9. Credit and Market Risk (continued)

in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Tax-Free Pennsylvania Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® State Tax-Free Income Trust (the Trust) effective Apri1 28, 2010. At a meeting held on February 18, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending February 28, 2011. During the fiscal years ended February 28, 2009, and February 28, 2010, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 3, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 3, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 3, 2010